STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Other reserves [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2014	$ 988	$ 137,898	$ (554)	$ (1,221)	$ (79,672)	$ 57,439	$ 19,636	$ 77,075
Stock-based compensation		98				98		98
Issuance of treasury shares upon vesting of shares		(35)	200		(165)
Dividend to non-controlling interests							(2,029)	(2,029)
Other comprehensive income				(685)		(685)	(46)	(731)
Net income (loss)					(1,068)	(1,068)	2,239	1,171
Balance at Dec. 31, 2015	988	137,961	(354)	(1,906)	(80,905)	55,784	19,800	75,584
Stock-based compensation		60				60		60
Issuance of shares upon exercise of stock options	5	186				191		191
Issuance of treasury shares upon vesting of shares		(52)	267		(215)
Dividend to non-controlling interests							(2,209)	(2,209)
Other comprehensive income				(1,096)		(1,096)	(522)	(1,618)
Net income (loss)					195	195	1,925	2,120
Balance at Dec. 31, 2016	993	138,155	(87)	(3,002)	(80,925)	55,134	18,994	74,128
Stock-based compensation		15				15		15
Dividend to non-controlling interests							(2,089)	(2,089)
Other comprehensive income				2,639		2,639	831	3,470
Equity component of transaction with controlling shareholder				372		372		372
Net income (loss)					(1,123)	(1,123)	2,295	1,172
Balance at Dec. 31, 2017	$ 993	$ 138,170	$ (87)	$ 9	$ (82,048)	$ 57,037	$ 20,031	$ 77,068